REAL ESTATE-RELATED SECURITIES	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
REAL ESTATE-RELATED SECURITIES

NOTE 6 — REAL ESTATE-RELATED SECURITIES

During the six months ended June 30, 2020, the Company invested in two CMBS with an estimated aggregate fair value of $16.1 million as of June 30, 2020. The CMBS mature on various dates from October 2022 through March 2034 and have interest rates ranging from 2.7% to 13.0%. The following is a summary of the Company’s real estate-related securities as of June 30, 2020 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$16,083	$20	$16,103

Total real estate-related securities	$16,083	$20	$16,103

The following table provides the activity for the real estate-related securities during the six months ended June 30, 2020 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2020	$—	$—	$—
Face value of real estate-related securities acquired	15,951	—	15,951
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	499	—	499
Amortization of discount (premium) on real estate-related securities	(12)	—	(12)
Principal payments received on real estate-related securities	(355)	—	(355)
Unrealized gain on real estate-related securities	—	20	20

Real estate-related securities as of June 30, 2020	$16,083	$20	$16,103

Unrealized gains and losses on real estate-related securities are recorded in other comprehensive income (loss), with a portion of the amount subsequently reclassified into interest expense and other, net in the accompanying condensed consolidated statements of operations as securities are sold and gains and losses are recognized. During the six months ended June 30, 2020, the Company recorded $20,000 of unrealized gains on its real estate-relates securities. The total unrealized gain on real estate-related securities of $20,000 as of June 30, 2020 is included in accumulated other comprehensive (loss) income in the accompanying condensed consolidated statement of stockholders’ equity.

The scheduled maturities of the Company’s real estate-related securities as of June 30, 2020 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	14,347	14,367
Due after five years through ten years	—	—
Due after ten years	1,736	1,736

Total	$16,083	$16,103

Actual maturities of real estate-related securities can differ from contractual maturities because borrowers on certain corporate credit securities may have the right to prepay their respective debt obligations at any time. In addition, factors such as prepayments and interest rates may affect the yields on such securities.

In estimating credit losses related to real estate-related securities, management considers a variety of factors, including (1) whether the Company has the intent to sell the impaired security before the recovery of its amortized cost basis, (2) whether the Company expects to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value, and (3) whether the Company expects to recover the entire amortized cost basis of the security. As of June 30, 2020, the Company had no credit losses related to real estate-related securities.